Portfolio of investments—November 30, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 75.15%
FHLMC	2.50%	7-1-2033	$4,128,901	$4,072,326
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.81	1-1-2055	2,794,485	2,825,872
FHLMC (30 Day Average U.S. SOFR+2.19%)±	5.08	8-1-2055	3,627,946	3,681,521
FHLMC (RFUCCT1Y+1.62%)±	3.09	2-1-2050	4,212,446	4,267,077
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	9,303,922	9,236,972
FHLMC (RFUCCT1Y+1.63%)±	3.16	7-1-2050	5,906,427	5,764,239
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.61	3-15-2043	1,641,852	1,619,241
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.61	11-15-2043	3,739,076	3,709,847
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.66	11-15-2043	1,424,427	1,413,756
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.66	12-15-2043	1,459,275	1,447,990
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.61	2-15-2044	2,293,991	2,264,162
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	4.96	10-15-2039	2,216,894	2,225,174
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	4.97	4-25-2054	4,735,464	4,728,359
FHLMC Series 5565 Class QA	4.50	8-25-2055	4,702,876	4,702,685
FNMA	2.50	3-1-2035	9,835,574	9,394,912
FNMA	4.00	3-1-2031	260,463	259,722
FNMA (1 Year Treasury Constant Maturity+2.06%)±	4.32	3-1-2049	1,705,382	1,756,690
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.36	1-1-2055	4,524,349	4,577,163
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.86	7-1-2054	4,650,205	4,706,682
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.40	8-1-2054	4,677,543	4,769,154
FNMA (RFUCCT1Y+1.61%)±	3.42	7-1-2049	14,234,693	14,055,284
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.64	2-25-2038	270,305	269,459
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.59	10-25-2040	2,909,098	2,893,059
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	4.76	6-25-2041	5,030,881	5,022,037
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.63	6-25-2041	1,662,374	1,651,852
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.66	7-25-2041	3,875,091	3,855,291
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.64	2-25-2042	5,488,937	5,455,267
FNMA Series 2012-98 Class BA	1.50	1-25-2042	1,344,409	1,301,931
FNMA Series 2016-64 Class BC	1.75	9-25-2046	5,088,764	4,792,553
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.59	3-25-2047	1,493,176	1,482,245
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.44	1-25-2048	1,504,485	1,486,170
FNMA Series 2017-35 Class MC	2.63	12-25-2044	3,843,134	3,746,399
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.44	10-25-2047	3,664,072	3,634,101
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.59	3-25-2047	1,746,912	1,734,314
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.44	2-25-2048	1,816,835	1,795,325
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.44	2-25-2048	5,542,555	5,480,485
FNMA Series 2018-38 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.49	6-25-2048	1,344,597	1,312,967
FNMA Series 2020-34 Class AG	2.00	6-25-2035	4,767,211	4,566,434
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.74	6-25-2040	1,568,447	1,564,708
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.05	10-25-2039	3,071,920	3,027,387
GNMA Series 2014-100 Class LP	2.50	10-16-2043	1,702,728	1,652,491
GNMA Series 2014-76 Class BP	2.25	1-20-2040	3,168,556	3,030,245
GNMA Series 2016-167 Class AC	2.25	3-20-2039	1,601,334	1,507,237
GNMA Series 2022-189 Class DC	2.50	10-20-2051	7,623,778	7,453,044
Total agency securities (Cost $159,778,176)				160,193,829
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—November 30, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 5.65%
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48%	3-15-2030	$1,000,000	$1,009,568
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	1,328,000	1,335,416
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	1,006,000	1,020,182
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	604,432	569,705
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.73	1-25-2037	437,760	436,778
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	1,000,000	1,004,973
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	525,342	527,222
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,071,534
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3144A	4.12	4-21-2031	1,000,000	1,003,466
Synchrony Card Issuance Trust Series 2025-A3 Class A	4.06	11-17-2031	1,000,000	1,001,829
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,000,000	1,015,029
Volkswagen Auto Lease Trust Series 2025-B Class A3	4.01	1-22-2029	1,000,000	1,002,322
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,026,000	1,046,272
Total asset-backed securities (Cost $11,981,688)				12,044,296
Non-agency mortgage-backed securities: 1.46%
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	166,843	163,932
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	4.77	9-15-2036	1,442,585	1,441,684
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	883,647	871,134
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	723,411	638,440
Total non-agency mortgage-backed securities (Cost $3,203,684)				3,115,190
U.S. Treasury securities: 16.02%
U.S. Treasury Notes	3.50	10-31-2027	5,144,000	5,142,794
U.S. Treasury Notes	3.50	11-15-2028	29,009,000	29,015,799
Total U.S. Treasury securities (Cost $34,092,568)				34,158,593

		Yield	Shares
Short-term investments: 3.29%
Investment companies: 3.29%
Allspring Government Money Market Fund Select Class♠∞		3.93	7,017,676	7,017,676
Total short-term investments (Cost $7,017,676)				7,017,676
Total investments in securities (Cost $216,073,792)	101.57%			216,529,584
Other assets and liabilities, net	(1.57)			(3,356,597)
Total net assets	100.00%			$213,172,987

See accompanying notes to portfolio of investments
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—November 30, 2025 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AG	Assured Guaranty Incorporation
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,841,843	$37,725,168	$(36,549,335)	$0	$0	$7,017,676	7,017,676	$39,714
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	360	3-31-2026	$75,223,700	$75,189,375	$0	$(34,325)
Short
Ultra 10-Year U.S. Treasury Notes	(44)	3-20-2026	(5,117,034)	(5,112,937)	4,097	0
5-Year U.S. Treasury Notes	(97)	3-31-2026	(10,650,978)	(10,647,266)	3,712	0
					$7,809	$(34,325)
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 3

Notes to portfolio of investments—November 30, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
4 | Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—November 30, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$160,193,829	$0	$160,193,829
Asset-backed securities	0	12,044,296	0	12,044,296
Non-agency mortgage-backed securities	0	3,115,190	0	3,115,190
U.S. Treasury securities	34,158,593	0	0	34,158,593
Short-term investments
Investment companies	7,017,676	0	0	7,017,676
	41,176,269	175,353,315	0	216,529,584
Futures contracts	7,809	0	0	7,809
Total assets	$41,184,078	$175,353,315	$0	$216,537,393
Liabilities
Futures contracts	$34,325	$0	$0	$34,325
Total liabilities	$34,325	$0	$0	$34,325
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of November 30, 2025, $1,174,000 was segregated as cash collateral for these open futures contracts.
At November 30, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short Duration Government Bond Fund | 5